SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill (Details) - segment	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of operating segments	5
Number of reporting units	4	2